INTANGIBLE ASSETS (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Intangible assets	$ 82,608	$ 91,474
Net carrying value before impairment
Intangible assets
Intangible assets	87,249	93,972
Accumulated impairment
Intangible assets
Intangible assets	$ (4,641)	$ (2,498)